Insurance contracts in the financial services business - Summary of Amounts payable on demand (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Disclosure of types of insurance contract [Abstract]
Amounts payable on demand	¥ 13,214,887
Carrying amount	¥ 12,642,981